Intangible assets, net	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

10.	Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2025	2024
Copyrights	$347,509	$351,585
	347,509	351,585
Less: accumulated amortization	(173,238)	(175,783)
Less: impairment	(174,271)	(175,802)
Intangible assets, net – Continuing operations	$—	$—
Intangible assets, net – Discontinued operations	—	—
Intangible assets, net	$—	$—

During the years ended March 31, 2025 and 2024, the Group had no pledged intangible assets.

Due to the significant deterioration in general economic conditions during the year ended March 31, 2024, the Company recognized the full impairment loss for the intangible assets related to vocational education, and the impairment loss for the year ended March 31, 2025 and 2024 was $0 and $175,802 respectively. The impairment all came from continuing operations.

Addition to intangible assets for the year ended March 31, 2025 and March 31, 2024 were both nil. There was no disposal of intangible assets for the year ended March 31, 2025 and March 31, 2024.

Amortization expenses were $0 and $70,112 for the years ended March 31, 2025 and 2024, respectively. The amortization expenses all came from continuing operations. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2025:

2026	$—
2027	—
2028	—
Total	$—